CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Stock Explanatory [Abstract]
CAPITAL STOCK [Text Block]

11. CAPITAL STOCK

Authorized:

Unlimited Class A non-cumulative, preferred shares without par value, of which 5,000,000 are designated Class A, convertible, voting, preferred shares. No preferred shares have been issued.

Unlimited common shares without par value.

a) Common shares

During the year ended December 31, 2021, the Company issued 7,000,000 units at $0.91 CAD per unit pursuant to a private placement for gross proceeds of $4,922,510 ($6,370,000 CAD). Each unit consists of one common share and one-half share purchase warrant expiring two years from the date of issue. Each whole warrant entitles the holder thereof to acquire one common share at a price of $1.15 CAD in year one and $1.30 CAD in year two. At issuance, the remainder of the proceeds from the private placement financings, after subtracting the value of the derivative warrant liability (note 10) in the amount of $925,737, totaled $3,996,773 and was allocated to issued capital using the residual method. In connection with the private placement, the Company incurred issuance costs of $409,712, of which $77,051 was recorded as unit issuance costs in the consolidated statements of operations and comprehensive income (loss).

During the year ended December 31, 2021, the Company issued 150,000 shares pursuant to the exercise of stock options for gross proceeds of $55,000. A value of $37,385 was transferred from reserves to share capital as a result.

There were no share issuances during the year ended December 31, 2020.

(b) Stock options

The Company has a stock option plan (the "Plan") available to employees, directors, officers and consultants with grants under the Plan approved from time to time by the Board of Directors. Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares. Each option can be exercised to acquire one common share of the Company. The exercise price for an option granted under the Plan may not be less than the market price at the date of grant less a specified discount dependent on the market price.

Options to purchase common shares have been granted to directors, employees and consultants as follows:

Exercise	Expiry	December 31,				December 31,
Price	Date	2020	Granted	Exercised	Expired	2021
$1.30	August 18, 2021	1,175,000	-	-	(1,175,000)	-
$0.90	July 6, 2022	50,000	-	-	-	50,000
$0.30	November 28, 2022	750,000	-	(100,000)	-	650,000
$0.57	April 17, 2023	200,000	-	-	-	200,000
$0.50	August 20, 2023	750,000	-	(50,000)	-	700,000
$1.45	May 17, 2024	10,000	-	-	-	10,000
$0.78	August 19, 2024	700,000	-	-	-	700,000
$0.82	November 8, 2024	10,000	-	-	-	10,000
$0.76	February 11, 2025	200,000	-	-	-	200,000
$0.75	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		4,595,000	-	(150,000)	(1,175,000)	3,270,000
Total exercisable		3,721,667	-	(150,000)	(1,175,000)	2,953,333

Exercise	Expiry	December 31,				December 31,
Price	Date	2019	Granted	Exercised	Expired	2020
$1.30	August 18, 2021	1,175,000	-	-	-	1,175,000
$0.90	July 6, 2022	50,000	-	-	-	50,000
$0.30	November 28, 2022	750,000	-	-	-	750,000
$0.57	April 17, 2023	200,000	-	-	-	200,000
$0.50	August 20, 2023	750,000	-	-	-	750,000
$1.45	May 17, 2024	10,000	-	-	-	10,000
$0.78	August 19, 2024	700,000	-	-	-	700,000
$0.82	November 8, 2024	10,000	-	-	-	10,000
$0.76	February 11, 2025	-	200,000	-	-	200,000
$0.75	August 18, 2025	-	750,000	-	-	750,000
Total outstanding		3,645,000	950,000	-	-	4,595,000
Total exercisable		2,831,667	316,665	-	-	3,721,667

A summary of the Company's stock options as at December 31, 2021 and 2020, and changes for the years then ended are as follows:

		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2019	3,645,000	$0.78
Granted	950,000	$0.75
Outstanding, December 31, 2020	4,595,000	$0.78
Exercised	(150,000)	$0.37
Expired	(1,175,000)	$1.30
Outstanding, December 31, 2021	3,270,000	$0.61
The weighted average contractual life for the remaining options at December 31, 2021 is 2.22 years (2020 - 2.52).

Share-based expense

Share-based expense of $108,696 (2020 - $423,538; 2019 - $345,498) was recognized in the year ended December 31, 2021 for stock options. The share-based expense relates to options granted during December 31, 2020 and 2019, which vest over time.

The fair value of stock options is estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31, 2020	December 31, 2019
Risk-free interest rate (average)	0.51%	1.32%
Estimated volatility (average)	67.29%	69.93%
Expected life in years	5.00	5.00
Expected dividend yield	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%
Grant date fair value per option	$0.38	$0.45

Option pricing models require the use of highly subjective estimates and assumptions. The expected volatility assumption is based on the historical and implied volatility of the Company's common share price on the TSX. The risk-free interest rate assumption is based on yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options' expected life. The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model.

(c) Warrants

Warrants outstanding as at December 31, 2021 are summarized below:

	Share purchase warrants	Weighted average exercise price
Outstanding, December 31, 2019 and 2020	-	$-
Issued	3,500,005	$0.91	(1)
Outstanding and exercisable, December 31, 2021	3,500,005	$0.91

(1) These warrants are denominated in CAD and have been translated based on the exchange rate of $1.00 = $1.2637 CAD, which is the rate in effect on the date of issuance of March 4, 2021.

The warrants outstanding at December 31, 2021 expire on March 4, 2023 and have a remaining life of 1.17 years at December 31, 2021.

(d) Restricted share units

On April 28, 2021, the Company implemented a Restricted Share Unit Plan (the "RSU Plan"). Pursuant to the RSU Plan, the Company will grant restricted share units ("RSUs") to directors, officers, employees, and consultants for services as approved from time to time by the Board. The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements. The vesting terms, settlement, and method of settlement of the RSUs granted under the RSU Plan will be determined by the Board of Directors.

A summary of the Company's RSUs as at December 31, 2021 and 2020, and changes for the years then ended are as follows:

Equity settled
Outstanding, December 31, 2020 and 2019	-
Granted	355,000
Outstanding, December 31, 2021	355,000

The estimated fair value of the equity settled RSUs granted during the year ended December 31, 2021 were $244,950 (2020 - $Nil; 2019 - $Nil) and was based on the fair market value of one common share on the date of issuance. The fair value will be recognized as an expense over the vesting period with 33% vesting on October 27, 2022 and 33% every year thereafter. Share-based expense of $24,949 (2020 - $Nil; 2019 - $Nil) was recognized in the year ended December 31, 2021 for RSUs.

(e) Deferred share units

On April 28, 2021, the Company implemented a Non-Employee Directors Deferred Share Unit Plan (the "DSU Plan"). Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements.

As at December 31, 2021, no DSUs have been granted to non-employee directors.